Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Schedule of components of provision for income taxes
	Year Ended December 31,
(dollars in thousands)	2015	2014
Current:
Federal	$120,134	$116,933
State and local	24,900	21,225
Total current	145,034	138,158
Deferred:
Federal	(10,386)	(8,960)
State and local	(5,201)	(1,626)
Total deferred	(15,587)	(10,586)
Total provision for income taxes	$129,447	$127,572

Schedule of components of net deferred income tax assets and liabilities
	December 31,
(dollars in thousands)	2015	2014
Assets:
Deferred compensation expense	$88,749	$88,608
Allowance for loan and lease losses and nonperforming assets	53,964	54,677
Investment securities	23,627	15,474
Deferred income and expense	7,725	14,663
State income taxes	9,496	8,688
Total deferred income tax assets	$183,561	$182,110
Liabilities:
Leases	$(45,908)	$(62,215)
Intangible assets	(2,186)	(2,199)
Other	(9,327)	(7,014)
Total deferred income tax liabilities	(57,421)	(71,428)
Net deferred income tax assets	$126,140	$110,682

Schedule of reconciliation of Federal statutory to effective income tax rate
	Year Ended December 31,
	2015		2014
(dollars in thousands)	Amount	Percent	Amount	Percent
Federal statutory income tax expense and rate	$120,129	35.00%	$120,485	35.00%
State and local taxes, net of federal income tax benefit	12,804	3.73	12,739	3.70
Nontaxable income	(3,570)	(1.04)	(4,972)	(1.44)
Other	84	0.02	(680)	(0.20)
Income tax expense and effective income tax rate	$129,447	37.71%	$127,572	37.06%

Schedule of reconciliation of unrecognized tax benefits

	Nine Months Ended September 30,
	2016			2015
		Interest			Interest
		and			and
(dollars in thousands)	Tax	Penalties	Total	Tax	Penalties	Total
Balance at January 1,	$5,903	$2,935	$8,838	$5,748	$2,972	$8,720
Additions for current year tax positions	6,268	1,117	7,385	504	—	504
Additions for Reorganization Transactions	115,877	5,459	121,336	—	—	—
Additions for prior years' tax positions:
Accrual of interest and penalties	—	95	95	—	132	132
Other	—	—	—	—	25	25
Reductions for prior years' tax positions:
Expiration of statute of limitations	(530)	(215)	(745)	(467)	(180)	(647)
Other	(12)	(1)	(13)	(31)	—	(31)
Balance at September 30,	$127,506	$9,390	$136,896	$5,754	$2,949	$8,703

	Year Ended December 31,
	2015			2014
			Interest			Interest
			and			and
(dollars in thousands)	Total	Tax	Penalties	Total	Tax	Penalties
Balance at beginning of year	$8,720	$5,748	$2,972	$8,477	$5,433	$3,044
Additions for current year tax positions	680	680	—	589	589	—
Additions for prior years’ tax positions:
Accrual of interest and penalties	178	—	178	542	—	542
Other	122	97	25	342	346	(4)
Reductions for prior years’ tax positions:
Expiration of statute of limitations	(862)	(622)	(240)	(1,230)	(620)	(610)
Balance at end of year	$8,838	$5,903	$2,935	$8,720	$5,748	$2,972